J.P. MORGAN ACCEPTANCE CORPORATION II

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304674544	FCRE5116	03/27/2025	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. AUS requires 12 months of payment history for the mortgage, credit report provides 4 months. Missing VOM to verify 0x30x12	Attached The credit supplements for the first and second liens VOM	Credit supplement received, finding resolved ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	Resolved	03/27/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304674544	FCOM8997	03/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	Resolved	03/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304674544	FPRO8998	03/27/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	Resolved	03/27/2025		A	A	A	A	A	A	A	A	A	A	A	A